Prepaid expenses	12 Months Ended
Dec. 31, 2020
Prepaid expenses
Prepaid expenses

11.        Prepaid expenses

	2020	2019
Prepayments to employees	3,605	2,513
Prepayments to suppliers	3,539	4,219
Prepayments to hub partners	1,709	905
Software licensing	533	502
Insurance	177	239
Others	660	560
Prepaid expenses	10,223	8,938